RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of group leases
The Group leases several assets including office property, residential property, ships and ship equipment which are disclosed as right-of-use assets.

	Office and residential property	Ships	Ships equipment	Total
	US$’000	US$’000	US$’000	US$’000

Cost:
Balance at 1 January 2021	2,747	87,918	274	90,939
Additions	371	20,254	243	20,868
Derecognition of right-of-use asset	(310)	(12,285)	(41)	(12,636)
Effect of foreign currency exchange differences	88	0	0	88
Balance at 31 December 2021	2,896	95,887	476	99,259
Additions	898	48,829	39	49,766
Transfer to ships, property, plant and equipment (Note 13)	-	(23,436)	-	(23,436)
Derecognition of right-of-use-asset	(405)	-	-	(405)
Effect of foreign currency exchange differences	(48)	-	-	(48)
Balance at 31 December 2022	3,341	121,280	515	125,136

Accumulated depreciation:
Balance at 1 January 2021	1,381	38,104	142	39,627
Depreciation for continuing operations	938	34,781	117	35,836
Depreciation for discontinued operation	34	-	-	34
Derecognition of right-of-use asset	(310)	(9,252)	(41)	(9,603)
Effect of foreign currency exchange differences	54	-	-	54
Balance at 31 December 2021	2,097	63,633	218	65,948
Depreciation	889	35,547	129	36,565
Transfer to ships, property, plant and equipment (Note 13)	-	(4,809)	-	(4,809)
Derecognition of right-of-use-asset	(405)	-	-	(405)
Effect of foreign currency exchange differences	(31)	-	-	(31)
Balance at 31 December 2022	2,550	94,371	347	97,268

Impairment:
Balance at 1 January 2021	-	2,250	-	2,250
Derecognition of right-of-use asset	-	(360)	-	(360)
Reversal of impairment loss from continuing operations	-	(1,046)	-	(1,046)
Balance at 31 December 2021	-	844	-	844
Impairment loss	-	985	-	985
Balance at 31 December 2022	-	1,829	-	1,829

Carrying amount:
At 31 December 2022	791	25,080	168	26,039
At 31 December 2021	799	31,410	258	32,467